Schedule of Assets Held at Year End	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets Held at Year End

SUPPLEMENTAL SCHEDULE

THE COMMERCIAL & SAVINGS BANK

401(k) RETIREMENT PLAN

SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS HELD AT YEAR END

EMPLOYER IDENTIFICATION NUMBER 34-0159850

PLAN NUMBER - 002

DECEMBER 31, 2025

	Description of investment, including maturity date, rate of interest, collateral or cost
Identity of issuer	Shares	Current Value
Money Market Mutual Funds:
Federated Government Obligations Fund	1,606,156	$1,606,156
Mutual Funds:
Baird Core Plus Bond Inst	69,776	719,388
Baird Funds Short-Term Bd Fund Instl Class	107,687	1,030,561
T Rowe Price Capital Appreciation	103,540	3,699,488
T Rowe Price Growth Stock Fund	58,332	6,314,453
Vanguard GNMA Fund Admiral	105,578	999,819
Vanguard 500 Index Fund Admiral	7,301	4,612,921
Vanguard Emerging Markets	8,603	383,764
Vanguard Inflation-Protected Securities	22,225	510,509
Vanguard International Value Fund Investor	57,293	2,361,638
Vanguard Mid-Cap Index Fund Admiral	11,372	4,086,819
Vanguard Small Cap Growth Index Fund Admiral	27,607	2,929,708
Vanguard Target Retirement 2020 INV	506	13,889
Vanguard Target Retirement 2025 INV	29,802	594,544
Vanguard Target Retirement 2030 INV	9,102	385,278
Vanguard Target Retirement 2035 INV	7,928	217,079
Vanguard Target Retirement 2040 INV	5,617	280,571
Vanguard Target Retirement 2045 INV	16,221	563,532
Vanguard Target Retirement 2050 INV	6,901	409,085
Vanguard Target Retirement 2055 INV	6,989	462,402
Vanguard Target Retirement 2060 INV	3,739	227,995
Vanguard Target Retirement 2065 INV	578	23,145
		30,826,588
**Participant loans	interest rate of 4.25% - 9.50%; maturing in years 2026 through 2030	171,620
**Common Stock - CSB Bancorp, Inc.	123,833	6,686,982
Cash and cash equivalents		59,298
Total		$39,350,644

**Denotes a party-in-interest